OPPENHEIMER REAL ASSET FUND
                     Supplement dated December 29, 2000 to the
                         Prospectus dated December 29, 2000


     Class N shares of Oppenheimer Real Asset Fund are currently not being offered for sale.











December 29, 2000                                             PSO735.011